Goodwill - Changes in goodwill (Details) - Goodwill $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 5,982
Additions	3,982
Effects of foreign exchange	(106)
Balance at end of period	$ 9,858